Cash generated from operating activities	12 Months Ended
Dec. 31, 2017
Cash generated from operating activities
Cash generated from operating activities

21. Cash generated from operating activities

	Year ended December 31,
	2017	2016	2015
	$m	$m	$m
Profit/(loss) for the year	41	(172)	(135)
Income tax (credit)/charge (Note 6)	(40)	66	48
Net finance expense (Note 5)	671	681	590
Depreciation and amortization (Notes 8, 9)	687	561	449
Exceptional operating items (Note 4)	149	145	89
Movement in working capital	99	131	100
Acquisition-related, IPO, start-up and other exceptional costs paid	(74)	(176)	(60)
Exceptional restructuring paid	(10)	(11)	(22)
Cash generated from operations	1,523	1,225	1,059